CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 3,058,895	$ 2,144,390
Interest bearing deposits with banks	305,060	304,721
Federal funds sold	8,725,000	6,247,000
Cash and cash equivalents	12,088,955	8,696,111
Investment securities:
Held-to-maturity, at amortized cost (fair value of $18,162,813 and $15,242,856 at June 30, 2011 and December 31, 2010, respectively)	17,975,609	15,138,389
Available-for-sale, at fair value	1,206,370	1,338,898
Loans	41,576,588	45,612,217
Less: allowance for loan losses	(767,434)	(925,905)
Net loans	40,809,154	44,686,312
Bank premises & equipment, net	1,096,588	1,143,347
Accrued interest receivable	372,145	363,348
Other real estate owned	1,285,696	1,416,543
Core deposit intangible	402,850	491,889
Prepaid expenses and other assets	649,310	690,878
Total Assets	75,886,677	73,965,715
Liabilities & Shareholders’ Equity
Demand deposits, non-interest bearing	14,478,260	13,528,781
Demand deposits, interest bearing	14,469,720	13,802,602
Savings deposits	14,180,661	13,856,033
Time deposits, $100,000 and over	18,645,055	17,975,595
Other time deposits	7,921,036	8,047,679
Total Deposits	69,694,732	67,210,690
Accrued interest payable	64,760	56,907
Accrued expenses and other liabilities	307,998	400,702
Total Liabilities	70,067,490	67,668,299
Shareholders’ equity:
Preferred Stock, Series A, non-cumulative, 6%, $.01 par value, 500,000 shares authorized, 136,842 issued	1,368	1,368
Common stock, $.01 par value; 2,000,000 shares authorized; 876,921 shares issued and outstanding	8,769	8,769
Class B Non-voting common stock; 250,000 shares authorized; $0.01 par value; 191,667 shares issued and outstanding	1,917	1,917
Additional-paid-in-capital	14,749,852	14,749,852
Accumulated deficit	(8,985,342)	(8,508,591)
Net unrealized gain on available-for-sale securities	42,623	44,101
Total Shareholders’ equity	5,819,187	6,297,416
Total Liabilities and Shareholders Equity	$ 75,886,677	$ 73,965,715